Investment Strategy	Jun. 10, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to provide the total return, before fees and expenses, of the S&P 500® Index. The Fund intends to provide exposure to the S&P 500® Index by investing in ETFs that seek to track the performance of the S&P 500® Index (“S&P 500 ETFs”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the S&P 500® Index (including S&P 500 ETFs).

The Fund intends to invest substantially all of its assets in shares of S&P 500 ETFs. The Fund’s selection universe of S&P 500 ETFs currently includes the iShares Core S&P 500 ETF (NYSE Arca: IVV) (“IVV”), SPDR® Portfolio S&P 500® ETF (NYSE Arca: SPLG) (“SPLG”), SPDR® S&P 500® ETF Trust (NYSE Arca: SPY) (“SPY”) and Vanguard S&P 500 ETF (NYSE Arca: VOO) (“VOO”). This selection universe may change over time. Additional information about each such fund is set forth below. At any point in time, the Fund’s portfolio will be composed of one or more of the S&P 500 ETFs and there may be significant periods of time when the Fund is invested in a single S&P 500 ETF. Investors that do not want exposure to a single S&P 500 ETF should not purchase Fund Shares.

The Adviser seeks to manage the Fund’s portfolio such that the Fund does not pay dividends or otherwise distribute any income to shareholders each year. The strategy has been designed for investors seeking to achieve the total return of the S&P 500® Index, but do not want to receive dividend or distribution payments of any kind (including income or capital gains distributions). In order to implement its strategy, the Adviser seeks to manage its portfolio of shares of S&P 500 ETFs such that the Fund is not holding shares of an S&P 500 ETF as of market close on the day prior to its ex-dividend date. A fund’s (such as an S&P 500 ETF) ex-dividend date is the date on which such fund’s shares begin trading without the value of the most recently declared dividend. There is no guarantee that the Fund will be able to successfully provide the total return of the S&P 500® Index and avoid paying dividends and distributions.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the S&P 500® Index is so concentrated. As of April 30, 2025, the S&P 500® Index was concentrated in the information technology sector.

Additional Information About the S&P 500® Index

The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float. It is rebalanced quarterly in March, June, September and December.

Additional Information About the S&P 500 ETFs

SPLG: SPLG is an ETF that seeks to provide investment results that correspond generally to the total return performance of the S&P 500® Index, which tracks the performance of large capitalization exchange traded U.S. equity securities. In seeking to track the performance of the S&P 500® Index, SPLG employs a sampling strategy, which means that it is not required to purchase all of the securities represented in the S&P 500® Index. SPLG generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P 500® Index, but may also invest in equity securities that are not included in the S&P 500® Index, as well as in cash and cash equivalents or money market instruments.

IVV: IVV is an ETF seeks to track the investment results of the S&P 500® Index, which measures the performance of the large-capitalization sector of the U.S. equity market. IVV uses an indexing approach to try to achieve its investment objective. IVV generally will invest at least 80% of its assets in the component securities of the S&P 500® Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, shares of money market funds, as well as in securities not included in the S&P 500® Index.

SPY: SPY is an ETF that seeks to provide investment results that correspond generally to the price and yield performance of the S&P 500® Index. SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the S&P 500® Index, with the weight of each stock in SPY substantially corresponding to the weight of such stock in the S&P 500® Index.

VOO: VOO is an ETF that seeks to track the performance of the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. VOO attempts to replicate the S&P 500® Index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500® Index, holding each stock in approximately the same proportion as its weighting in the S&P 500® Index.